Acquisition (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of sales	$ 13,176,073	$ 15,421,715
Operating expenses	35,287,018	33,300,703
Net income (loss) from continuing operations	$ (25,271,504)	$ (13,907,590)
Basic income (loss) per common share	$ (23.03)	$ (18.94)
Proforma Adjustments [Member]
Net sales	$ 0
Cost of sales	0
Operating expenses	66,930
Net income (loss) from continuing operations	$ (66,930)
Basic income (loss) per common share	$ 0
Proforma [Member]
Net sales	$ 37,333,965
Cost of sales	15,558,803
Operating expenses	30,004,808
Net income (loss) from continuing operations	$ (13,602,814)
Basic income (loss) per common share	$ (15.22)
Weighted average shares outstanding	893,943
LuckyTail [Member]
Net sales	$ 892,270
Cost of sales	137,088
Operating expenses	383,476
Net income (loss) from continuing operations	$ 371,706
Basic income (loss) per common share	$ 0
Upexi, Inc. [Member]
Net sales	$ 36,441,695
Cost of sales	15,421,715
Operating expenses	29,554,402
Net income (loss) from continuing operations	$ (13,907,590)
Basic income (loss) per common share	$ (15.56)
Weighted average shares outstanding	893,943